Taxes Payable	12 Months Ended
Dec. 31, 2025
Taxes Payable [Abstract]
Taxes Payable

10. Taxes Payable

The following is a summary of taxes payable as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	RMB	RMB
VAT payable	17,140	13,865
Withholding individual income taxes for employees	9,389	9,293
Enterprise income taxes payable	5,888	13,655
Others	5,186	6,702
Total	37,603	43,515